Unaudited Interim Condensed Consolidated Statements of Loss and Comprehensive Loss - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net operating revenue	R$ 98,176	R$ 92,154
Cost of services provided	(36,224)	(35,826)
Gross profit	61,952	56,328
Sales and marketing expenses	(15,539)	(12,554)
General and administrative expenses	(41,863)	(31,936)
Other operating (expenses) income, net	(36,483)	2,325
Operating (loss) income	(31,933)	14,163
Financial income and expenses, net	(20,896)	(42,237)
Loss before income tax	(52,829)	(28,074)
Income tax	(4,423)	(5,129)
Discontinued operation	2,921
Net loss	(54,331)	(33,203)
Net loss attributed to:
Owners of the Company	(58,314)	(37,353)
Non-controlling interests	R$ 3,983	R$ 4,150
Loss per share
Basic loss per share (in Brazil Real per share)	R$ (0.59)	R$ (1.02)
Diluted loss per share (in Brazil Real per share)	R$ (0.59)	R$ (1.02)
Net loss	R$ (54,331)	R$ (33,203)
Other comprehensive loss – foreign currency translation adjustment	(7,487)	(1,423)
Total comprehensive loss	R$ (61,818)	R$ (34,626)